Derivative Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Value	$ 209,089	$ 3,074,504	$ 1,573,859	$ 334,478
Convertible Bridge Notes [Member]
Derivative Value		2,850,085	826,435
Common Stock and Warrants [Member]
Derivative Value	209,089	129,378	747,424
Non-employee Warrants [Member]
Derivative Value		$ 95,041